Equity Compensation Plans (2010 Equity Compensation Plan, Fair Value Assumptions) (Details) (2010 Equity Compensation Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0116
Exercise price ($)		$ 0.0116
Expected volatility (%)	94.00%	100.00%
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected term (years)	3 years 6 months	3 years 6 months
Risk-free interest rate (per annum) (%)		1.2425%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0.0131		$ 0.0367
Exercise price ($)	$ 0.0113		$ 0.0392
Expected volatility (%)			82.00%
Expected term (years)			5 years
Risk-free interest rate (per annum) (%)	1.3843%		1.9933%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0.0106		$ 0.0186
Exercise price ($)	$ 0.0103		$ 0.0188
Expected volatility (%)			75.00%
Expected term (years)			3 years 6 months
Risk-free interest rate (per annum) (%)	1.3445%		1.268%